Janus Aspen Series

Janus Henderson Global Unconstrained Bond Portfolio

Supplement dated December 24, 2018

to Currently Effective Prospectuses

The Board of Trustees (the “Trustees”) of Janus Aspen Series (the “Trust”) has approved a plan to liquidate and terminate Janus Henderson Global Unconstrained Bond Portfolio (the “Portfolio”) with such liquidation effective on or about March 1, 2019, or at such other time as may be deemed appropriate by the officers of the Portfolio (the “Liquidation Date”). Termination of the Portfolio is expected to occur as soon as practicable following the Liquidation Date.

Effective January 1, 2019, the Portfolio will no longer accept investments by new shareholders. The Portfolio may be required to make a distribution of any income and/or capital gains in connection with its liquidation.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will generally be automatically redeemed and proceeds will be sent to the shareholder at the address of record. For shareholders holding shares through a variable annuity or variable insurance contract, check with your insurance company or financial representative for your alternative investment options.

To prepare for the Portfolio’s liquidation, the portfolio manager may increase the Portfolio’s assets held in cash and similar instruments in order to pay for Portfolio expenses and meet redemption requests. As a result, the Portfolio may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective.

Additionally, any asset reductions and increases in cash and similar instruments could adversely affect the Portfolio’s short-term performance prior to the Liquidation Date. The Portfolio will incur transaction costs, such as brokerage commissions, when selling certain portfolio securities as a result of its plan to liquidate and terminate. These transaction costs may adversely affect performance.

Because shares of the Portfolio are only eligible to be held by insurance company separate accounts on behalf of variable insurance contract owners, or certain qualified retirement plans, the liquidation of shares held by a shareholder is not expected to be considered a taxable event. Shareholders should consult their personal tax adviser concerning their particular tax circumstances.

Shareholders may obtain additional information by contacting their plan sponsor, broker-dealer, insurance company, or financial intermediary, or by contacting a Janus Henderson representative at 1-877-335-2687.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Global Unconstrained Bond Portfolio

Supplement dated December 24, 2018

to Currently Effective Statements of Additional Information

The Board of Trustees (the “Trustees”) of Janus Aspen Series (the “Trust”) has approved a plan to liquidate and terminate Janus Henderson Global Unconstrained Bond Portfolio (the “Portfolio”) with such liquidation effective on or about March 1, 2019, or at such other time as may be deemed appropriate by the officers of the Portfolio (the “Liquidation Date”). Termination of the Portfolio is expected to occur as soon as practicable following the Liquidation Date.

Effective January 1, 2019, the Portfolio will no longer accept investments by new shareholders. The Portfolio may be required to make a distribution of any income and/or capital gains in connection with its liquidation.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will generally be automatically redeemed and proceeds will be sent to the shareholder at the address of record. For shareholders holding shares through a variable annuity or variable insurance contract, check with your insurance company or financial representative for your alternative investment options.

To prepare for the Portfolio’s liquidation, the portfolio manager may increase the Portfolio’s assets held in cash and similar instruments in order to pay for Portfolio expenses and meet redemption requests. As a result, the Portfolio may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective.

Additionally, any asset reductions and increases in cash and similar instruments could adversely affect the Portfolio’s short-term performance prior to the Liquidation Date. The Portfolio will incur transaction costs, such as brokerage commissions, when selling certain portfolio securities as a result of its plan to liquidate and terminate. These transaction costs may adversely affect performance.

Because shares of the Portfolio are only eligible to be held by insurance company separate accounts on behalf of variable insurance contract owners, or certain qualified retirement plans, the liquidation of shares held by a shareholder is not expected to be considered a taxable event. Shareholders should consult their personal tax adviser concerning their particular tax circumstances.

Shareholders may obtain additional information by contacting their plan sponsor, broker-dealer, insurance company, or financial intermediary, or by contacting a Janus Henderson representative at 1-877-335-2687.

Please retain this Supplement with your records.